================================================================================

                      DIMENSIONAL INVESTMENT GROUP INC.

                    DFA One-Year Fixed Income Portfolio II








                                ANNUAL REPORT








                        Period Ended November 30, 1995

================================================================================

                      DIMENSIONAL INVESTMENT GROUP INC.

                    DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                                ANNUAL REPORT

                              TABLE OF CONTENTS

                                                                          Page
                                                                         -------
Dimensional Investment Group Inc.
     Performance Chart  ................................................    1
     Statement of Assets and Liabilities  ..............................    2
     Statement of Operations  ..........................................    3
     Statement of Changes in Net Assets  ...............................    4
     Financial Highlights  .............................................    5
     Notes to Financial Statements  ....................................   6-7
     Report of Independent Accountants  ................................    8
The DFA Investment Trust Company -- The DFA One-Year Fixed Income Series
     Performance Chart  ................................................    9
     Statement of Net Assets  ..........................................  10-11
     Statement of Operations  ..........................................   12
     Statements of Changes in Net Assets  ..............................   13
     Financial Highlights  .............................................   14
     Notes to Financial Statements  ....................................  15-16
     Report of Independent Accountants  ................................   17


This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHART

==============================================================================
DFA One-Year Fixed Income Portfolio II vs.
One Month CD's
February 1995-November 1995

The following reflects the growth of a $10,000 investment.


               DFA One-Year              One
                  Fixed                 Month
                Income II                CD's
               ------------             ------

9501             10000                  10000
9502             10068                  10041
9503             10126.39               10087.19
9504             10172.98               10128.55
9505             10250.29               10177.16
9506             10281.04               10221.94
9507             10308.8                10267.94
9508             10329.42               10313.12
9509             10349.04               10355.4
9510             10380.09               10403.04
9511             10411.23               10447.77

                                      From
Total Return (%)                 February 1995
------------------------------------------------------------------------------
                                    4.11

*  The portfolio maximizes expected
   returns by investing in the DFA
   One-Year Fixed Income Series of the
   DFA Investment Trust Company which
   uses a strategy of shifting maturities
   based on changes in the yield curve.
   Using current prices, the strategy
   creates a matrix of expected returns
   from different buy and sell
   strategies and identifies the optimal
   maturity range for the highest
   expected returns. Issues which meet
   maturity and quality level are
   further evaluated for business risk.
   Maturities are shifted if sufficient
   premiums can be documented.

*  This was a new portfolio and its
   year-to-date returns in fiscal 1995
   reflected the performance of its
   strategy.


Past performance is not predictive of
future performance.

------------------------------------------------------------------------------

                      DIMENSIONAL INVESTMENT GROUP INC.

                    DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                     STATEMENT OF ASSETS AND LIABILITIES

                              NOVEMBER 30, 1995

 ASSETS:
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust
  Company (54,650 Shares, Cost $543,394) at Value ....................................    $546,218
Other Receivable  ....................................................................       4,548
Prepaid Expenses and Other Assets.  ..................................................      35,412
                                                                                         -----------
          Total Assets  ..............................................................     586,178
                                                                                         -----------
LIABILITIES:
Accrued Expenses  ....................................................................      17,225
                                                                                         -----------
Net Assets  ..........................................................................    $568,953
                                                                                         ===========
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)  .........................      55,980
                                                                                         ===========
Net Asset Value, Offering and Redemption Price Per Share  ............................    $  10.16
                                                                                         ===========
NET ASSETS CONSIST OF:
Paid-In Capital  .....................................................................    $566,014
Undistributed Net Investment Income.  ................................................           4
Undistributed Net Realized Gain.  ....................................................         111
Unrealized Appreciation of Investment Securities  ....................................       2,824
                                                                                         -----------
          Total Net Assets  ..........................................................    $568,953
                                                                                         ===========

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                    DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                           STATEMENT OF OPERATIONS

                       FOR THE PERIOD FEBRUARY 9, 1995
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1995

Investment Income
   Dividends .............................................................    $ 13,333
                                                                             ----------
Expenses
   Administrative Services ...............................................         261
   Accounting & Transfer Agent Fees ......................................       8,000
   Legal Fees ............................................................       4,280
   Audit Fees ............................................................       3,360
   Filing Fees ...........................................................      10,068
   Shareholder Reports ...................................................       6,447
   Directors' Fees and Expenses ..........................................       5,927
   Other .................................................................       7,820
                                                                             ----------
     Total Expenses  .....................................................      46,163
   Less: Fees Waived and Expenses Reimbursed .............................     (39,896)
                                                                             ----------
   Net Expenses ..........................................................       6,267
                                                                             ----------
   Net Investment Income .................................................       7,066
                                                                             ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investment Securities  ..............................         111
Change in Unrealized Appreciation (Depreciation) of Investment Securities        2,824
                                                                             ----------
 Net Gain on Investment Securities  ......................................       2,935
                                                                             ----------
Net Increase in Net Assets Resulting from Operations  ....................    $ 10,001
                                                                             ==========


                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                    DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                      STATEMENT OF CHANGES IN NET ASSETS

                       FOR THE PERIOD FEBRUARY 9, 1995
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1995

Increase (Decrease) in Net Assets
Operations:  .............................................................
   Net Investment Income .................................................    $  7,066
   Net Realized Gain on Investment Securities ............................         111
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  .........................................................       2,824
                                                                             ----------
     Net Increase in Net Assets Resulting from Operations  ...............      10,001
                                                                             ----------
Distributions From:
   Net Investment Income .................................................      (7,062)
                                                                             ----------
Capital Share Transactions (1):
   Shares Issued .........................................................     639,537
   Shares Issued in Lieu of Cash Distributions ...........................       7,062
   Shares Redeemed .......................................................     (80,585)
                                                                             ----------
     Net Increase From Capital Share Transactions  .......................     566,014
                                                                             ----------
     Total Increase  .....................................................     568,953
Net Assets
   Beginning of Period ...................................................          --
                                                                             ----------
   End of Period .........................................................    $568,953
                                                                             ==========
(1) Shares Issued and Redeemed:
   Shares Issued .........................................................      63,220
   Shares Issued in Lieu of Cash Distributions ...........................         700
   Shares Redeemed .......................................................      (7,940)
                                                                             ----------
                                                                                55,980
                                                                             ==========


                  See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                    DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                             FINANCIAL HIGHLIGHTS

                       FOR THE PERIOD FEBRUARY 9, 1995
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1995

               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

 Net Asset Value, Beginning of Period  .................... $     10.00
                                                            --------------
Income from Investment Operations
---------------------------------
   Net Investment Income ..................................        0.24
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  .........................................        0.16
                                                            --------------
    Total from Investment Operations ......................        0.40
                                                            --------------
Less Distributions
 -----------------
   Net Investment Income ..................................       (0.24)
                                                            --------------
Net Asset Value, End of Period  ........................... $     10.16
                                                            ==============
Total Return  .............................................        4.09%#
Net Assets, End of Period  ................................    $568,953
Ratio of Expenses to Average Net Assets (1)  ..............        2.50%*(a)(b)
Ratio of Net Investment Income to Average Net Assets  .....        2.80%*(a)(b)
Portfolio Turnover Rate  ..................................      N/A

------------
(Adjusted to reflect a 900% stock dividend as of January 2, 1996)

*Annualized

#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses and net investment income to average net assets would have been 17.81% and (12.60)%, respectively.

(b) Because of commencement of operation and related preliminary transaction costs, these rates are not necessarily indicative of future ratios.

N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1995, Dimensional Investment Group Inc. (the "Fund") consisted of eight portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, DFA One-Year Fixed Income Portfolio II, The DFA International Value Portfolio, DFA International Value Portfolio II and DFA International Value Portfolio III (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of The DFA One-Year Fixed Income Portfolio (the "Portfolio") are presented herein, the financial statements for the other Portfolios are presented elsewhere.

   The Portfolio invests all of its assets in The DFA One-Year Fixed Income Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1995, The Portfolio owned 1% of the outstanding shares of The Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements.

   1. Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily Net Asset Value.

   2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the period ended November 30, 1995, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1%.

   Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

   The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 2.50% of average daily net assets.

D. INVESTMENTS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows:

     Gross Unrealized Appreciation .........................    $2,824
     Gross Unrealized Depreciation .........................        --
                                                              --------
     Net  ..................................................    $2,824
                                                              ========

E. SUBSEQUENT EVENT:

   On December 20, 1995, the Board of Directors of Dimensional Investment Group Inc. (the "Board") approved a 900% stock dividend under Maryland Corporate Law which is treated as a 10 for 1 stock split for financial reporting purposes for DFA One-Year Fixed Income Portfolio II. The record date of the stock dividend is January 1, 1996, and the ex-date and payable dates are January 2, 1996. This is a tax-free event to the shareholders of this portfolio. All share and per share data as of and for the period ended November 30, 1995 and all prior periods have been restated to reflect the stock dividend.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Dimensional Investment Group Inc.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., DFA One-Year Fixed Income Portfolio II, as of November 30, 1995, and the related statements of operations and changes in net assets and financial highlights for the period from February 9, 1995 (commencement of operations) to November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., DFA One-Year Fixed Income Portfolio II, as of November 30, 1995, and the results of its operations, and the changes in its net assets, and its financial highlights for the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHART

==============================================================================
DFA One-Year Fixed Income Series vs.
One Month CD's
March 1993-November 1995

The following reflects the growth of a $10,000 investment.


           DFA One-Year        One
           Fixed Income       Month
              Series          CD's
           -------------    --------
9302        10000           10000
9303        10048           10024
9304        10097.24        10046.05
9305        10104.3         10066.14
9306        10148.76        10088.29
9307        10180.22        10110.48
9308        10229.09        10133.74
9309        10267.96        10155.02
9310        10289.52        10175.33
9311        10308.04        10198.73
9312        10343.09        10221.17
9401        10394.81        10243.66
9402        10376.09        10264.14
9403        10372.98        10288.78
9404        10367.8         10313.47
9405        10389.57        10344.41
9406        10424.89        10376.48
9407        10486.4         10408.65
9408        10527.3         10444.04
9409        10545.19        10478.5
9410        10579.99        10517.27
9411        10574.7         10555.13
9412        10607.48        10598.41
9501        10708.25        10646.1
9502        10809.98        10689.75
9503        10877           10738.92
9504        10948.79        10782.95
9505        11065.95        10834.71
9506        11129.02        10882.38
9507        11188           10931.36
9508        11245.06        10979.45
9509        11295.67        11024.47
9510        11355.53        11075.18
9511        11400           11122.81

Annualized                      One             From
Total Return (%)                Year         March 1993
------------------------------------------------------------------------------
                                7.90             4.91

*  Dimensional's Fixed Income Strategy
   maximizes expected returns by
   shifting maturities based on changes
   in the yield curve. Using current
   prices, the strategy creates a matrix
   of expected returns from different
   buy and sell strategies and
   identifies the optimal maturity range
   for the highest expected returns.
   Issues which meet maturity and
   quality levels are further evaluated
   for business risk. Maturities are
   shifted if sufficient premiums can be
   documented. Investments are made in
   high quality obligations, including
   BAs, CDs, corporate debt obligations
   and commercial paper of U.S. as well
   as non-U.S. issuers (Yankees).
   Average maturity is maintained under
   one year with no individual issue
   longer than two years.


*  This portfolio's returns in fiscal
   1995 reflected the performance of
   its strategy.

Past performance is not predictive of
future performance.

------------------------------------------------------------------------------

                           STATEMENT OF NET ASSETS

                     THE DFA ONE-YEAR FIXED INCOME SERIES

                              NOVEMBER 30, 1995

                                          Face
                                         Amount         Value+
                                        ---------   --------------
                                          (000)
COMMERCIAL PAPER -- (66.1%)
Banc One Corp. C.P.
 5.800%, 12/01/95  ..................    $ 4,000     $ 3,999,364
 5.750%, 01/08/96  ..................     15,000      14,907,212
Bayerische Landensbank C.P.
 5.720%, 01/05/96  ..................     19,000      18,891,510
Beta Finance, Inc. C.P.
 5.750%, 01/12/96  ..................     19,000      18,870,414
Caisse des Depots et Consignments
  C.P.
 5.720%, 12/04/95  ..................     15,000      14,990,466
 5.730%, 12/08/95  ..................      5,335       5,328,218
Cargill, Inc. C.P.
 5.700%, 12/04/95  ..................      3,000       2,998,093
 5.720%, 01/03/96  ..................     19,000      18,897,356
Ciesco L.P. C.P.
 5.720%, 01/09/96  ..................      8,000       7,936,555
 5.700%, 01/22/96  ..................      8,000       7,932,749
 5.700%, 01/23/96  ..................      3,000       2,974,305
Commerzbank U.S. Finance, Inc. C.P.
 5.710%, 12/22/95  ..................      2,000       1,993,009
 5.700%, 01/12/96  ..................     18,000      17,877,235
Corporate Asset Funding Co., C.P.
 5.720%, 12/01/95  ..................     11,000      10,998,252
Dreyfus (Louis) Corp. C.P.
 5.770%, 01/12/96  ..................      4,000       3,972,719
Enterprise Capital Funding C.P.
 5.740%, 12/04/95  ..................      3,000       2,998,093
Equipment Intermediation Partnership
  L.P. C.P.
 5.790%, 12/07/95  ..................     10,000       9,988,877
 5.770%, 12/07/95  ..................      9,000       8,989,200
Export Development Corp. C.P.
 5.730%, 12/05/95  ..................     20,000      19,984,110
Fleet Funding Corp. C.P.
 5.720%, 12/21/95  ..................      4,915       4,898,600
 5.720%, 12/22/95  ..................      2,000       1,993,009
Ford Motor Credit Corp. C.P.
 5.710%, 12/01/95  ..................      3,000       2,999,521
 5.720%, 01/11/96  ..................      9,000       8,940,045
General Electric Capital Corp. C.P.
 5.710%, 12/05/95  ..................      3,000       2,997,617
 5.720%, 12/12/95  ..................      3,000       2,994,280
Glaxo Wellcome P.L.C. C.P.
 5.720%, 01/19/96  ..................     20,000      19,863,594
Hahn Issuing Corp. C.P.
 5.720%, 12/04/95  ..................     14,000      13,991,102
 5.730%, 12/08/95  ..................      5,000       4,993,644
 5.740%, 12/18/95  ..................     10,000       9,971,400
Halifax Building Society C.P.
 5.720%, 01/03/96  ..................     19,000      18,897,356
McKenna Triangle National Corp. C.P.
 5.720%, 01/11/96  ..................     10,000       9,933,383
 5.720%, 01/19/96  ..................      9,000       8,928,625
Michelin Tire Corp. C.P.
 5.720%, 12/28/95  ..................      3,000       2,986,653
Paccar Financial Corp. C.P.
 5.730%, 12/12/95  ..................      2,000       1,996,187
 5.740%, 12/14/95  ..................      7,850       7,832,538

                                          Face
                                         Amount         Value+
                                        ---------   --------------
                                          (000)
Panasonic Finance, Inc. C.P.
 5.730%, 12/14/95  ..................    $20,000     $ 19,955,511
Rabobank Nederlands C.P.
 5.710%, 12/11/95  ..................      5,000        4,991,200
Sandoz Corp. C.P.
 5.720%, 01/11/96  ..................     15,000       14,900,075
Sheffield Receivables Corp. C.P.
 5.750%, 12/01/95  ..................     15,000       14,997,617
 5.750%, 12/20/95  ..................      5,000        4,984,111
Siemens Corp. C.P.
 5.700%, 12/15/95  ..................      6,000        5,985,700
Sigma Finance Corp. C.P.
 5.800%, 01/02/96  ..................      6,000        5,968,540
 5.730%, 01/05/96  ..................      7,000        6,959,820
 5.730%, 01/30/96  ..................      5,200        5,149,688
Stanley Works C.P.
 5.720%, 12/20/95  ..................      5,000        4,984,111
 5.720%, 01/29/96  ..................      9,000        8,914,350
Toronto Dominion Holding USA, Inc.
  C.P.
 5.700%, 02/01/96  ..................     10,000        9,900,075
UBS Finance Delaware, Inc. C.P.
 5.750%, 12/05/95  ..................     20,000       19,984,110
USAA Capital Corp. C.P.
 5.700%, 12/11/95  ..................     10,000        9,982,522
United Parcel Service C.P.
 5.700%, 12/06/95  ..................      4,900        4,895,327
Wal-Mart Stores, Inc. C.P.
 5.740%, 12/05/95  ..................      5,150        5,145,907
                                                    --------------
TOTAL COMMERCIAL PAPER
  (Cost $466,506,210) ...............                 466,443,955
                                                    --------------
BONDS AND CERTIFICATES OF
  DEPOSIT -- (28.6%)
AT&T Capital Corp. Medium Term Notes
 6.640%, 05/22/96  ..................      9,500        9,541,866
AT&T Corp. Medium Term Notes
 4.500%, 02/15/96  ..................      6,000        5,983,854
Abbey National Treasury Services
  P.L.C. Medium Term Notes
 7.620%, 12/22/95  ..................     17,000       17,016,796
American International Group, Inc.
  Medium Term Notes
 7.700%, 03/15/96  ..................     12,200       12,268,369
Associates Corp. of North America
  Medium Term Notes
 8.730%, 04/05/96  ..................      2,100        2,121,053
 4.750%, 08/01/96  ..................      5,000        4,970,470
Bankers Trust N.Y. Corp. Corporate
  Bonds
 4.700%, 07/01/96  ..................     11,200       11,110,478
Deutsche Bank AG (New York)
  Certificates of Deposit
 5.770%, 01/19/96  ..................     16,000       15,998,922
Gannet Co., Inc. Corporate Bonds
 9.550%, 02/01/96  ..................      3,300        3,319,889

THE DFA ONE-YEAR FIXED INCOME SERIES
CONTINUED                                 Face
                                         Amount         Value+
                                        ---------   --------------
                                          (000)
Johnson & Johnson Medium Term Notes
 8.000%, 03/20/96  ..................    $ 7,000     $  7,046,935
KFW International Finance, Inc.
  Medium Term Notes
 6.750%, 01/10/96  ..................     11,000       11,012,276
Merck & Co., Inc. Medium Term Notes
 7.750%, 05/01/96  ..................      5,000        5,042,565
NBD Bank N.A. Bank Notes
 4.150%, 01/31/96  ..................      5,000        4,984,715
Northern Trust Co. Medium Term Notes
 5.730%, 12/14/95  ..................     20,000       20,000,320
Ontario (Province of) Corporate
  Bonds
 8.250%, 04/08/96  ..................     15,000       15,125,160
Paccar Financial Corp. Medium Term
  Notes
 4.500%, 07/01/96  ..................      5,000        4,966,160
 4.800%, 08/20/96  ..................      5,000        4,970,120
Rabobank Nederland Deposit Notes
 6.040%, 01/25/96  ..................      4,000        4,000,175
 6.390%, 06/25/96  ..................      4,000        4,013,975
Republic National Bank of New York
  Bank Notes
 8.375%, 05/01/96  ..................      4,000        4,041,544
Shell Oil Co. Corporate Bonds
 7.700%, 02/01/96  ..................     10,000       10,033,060
Smithkline Beecham Corp. Medium Term
  Notes
 5.250%, 01/19/96  ..................      5,000        4,996,605
 5.250%, 01/26/96  ..................      2,000        1,998,314
WMX Technologies, Inc. Corporate
  Bonds
 4.875%, 06/15/96  ..................     15,000       14,935,290
Waste Management, Inc. Corporate
  Bonds
 4.625%, 04/14/96  ..................      2,000        1,991,644
                                                    --------------
TOTAL BONDS AND CERTIFICATES OF
  DEPOSIT (Cost $201,133,565) .......                 201,490,555
                                                    --------------
TEMPORARY CASH INVESTMENTS --
  (1.1%)
Repurchase Agreement, PNC
  Securities Corp. 5.65%, 12/01/95
  (Collateralized by U.S. Treasury
  Notes
  6.125%, 05/31/97)
  (Cost $8,071,000) .................      8,071        8,071,000
                                                    --------------
TOTAL INVESTMENTS -- (95.8%) (Cost
  $675,710,775) .....................                 676,005,510
                                                    --------------
OTHER ASSETS AND LIABILITIES --
  (4.2%)
Other Assets  .......................                  29,627,498
Liabilities  ........................                     (79,405)
                                                    --------------
                                                       29,548,093
                                                    --------------
NET ASSETS -- (100.0%) Applicable to
  70,587,340 Outstanding $.01 Par
  Value Shares (Unlimited Number of
  Shares Authorized) ................                $705,553,603
                                                    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ........                $      10.00
                                                    ==============

------------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                     THE DFA ONE-YEAR FIXED INCOME SERIES

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1995
                            (AMOUNTS IN THOUSANDS)

Investment Income
   Interest .............................................................    $38,013
                                                                            ---------
        Total Investment Income .........................................     38,013
                                                                            ---------
Expenses
   Investment Advisory Services .........................................        310
   Accounting & Transfer Agent Fees .....................................        168
   Custodian's Fee ......................................................         77
   Legal Fees ...........................................................          4
   Audit Fees ...........................................................          7
   Shareholders' Reports ................................................          5
   Trustees Fees and Expenses ...........................................          1
   Other ................................................................         22
                                                                            ---------
        Total Expenses ..................................................        594
                                                                            ---------
Net Investment Income  ..................................................     37,419
                                                                            ---------
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investment Securities  .............................      2,292
Change in Unrealized Appreciation (Depreciation) of Investment
   Securities ...........................................................      7,204
                                                                            ---------
   Net Gain on Investment Securities ....................................      9,496
                                                                            ---------
Net Increase in Net Assets Resulting from Operations  ...................    $46,915
                                                                            =========


                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                     THE DFA ONE-YEAR FIXED INCOME SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                              Year Ended     Year Ended
                                                                               Nov. 30,       Nov. 30
                                                                                 1995           1994
                                                                             ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .................................................    $  37,419      $  27,413
   Net Realized Gain (Loss) on Investment Securities .....................        2,292         (5,023)
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  .........................................................        7,204         (6,783)
                                                                             ------------   ------------
     Net Increase in Net Assets Resulting from Operations  ...............       46,915         15,607
                                                                             ------------   ------------
Distributions From:
   Net Investment Income .................................................      (36,973)       (26,524)
   Net Realized Gains ....................................................           --         (3,154)
                                                                             ------------   ------------
     Total Distributions  ................................................      (36,973)       (29,678)
                                                                             ------------   ------------
Capital Share Transactions (1):
   Shares Issued .........................................................      243,191        205,242
   Shares Issued in Lieu of Cash Distributions ...........................       26,791         23,866
   Shares Redeemed .......................................................     (166,656)      (231,179)
                                                                             ------------   ------------
     Net Increase (Decrease) From Capital Share Transactions  ............      103,326         (2,071)
                                                                             ------------   ------------
     Total Increase (Decrease)  ..........................................      113,268        (16,142)
Net Assets
   Beginning of Period ...................................................      592,286        608,428
                                                                             ------------   ------------
   End of Period .........................................................    $ 705,554      $ 592,286
                                                                             ============   ============
(1) Shares Issued and Redeemed:
   Shares Issued .........................................................       24,470         20,640
   Shares Issued in Lieu of Cash Distributions ...........................        2,710          2,410
   Shares Redeemed .......................................................      (16,810)       (23,320)
                                                                             ------------   ------------
                                                                                 10,370           (270)
                                                                             ============   ============

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                     THE DFA ONE-YEAR FIXED INCOME SERIES

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              Year Ended     Year Ended     March 2 to
                                                               Nov. 30,       Nov. 30,       Nov. 30,
                                                                 1995           1994           1993
                                                             ------------   ------------    ------------
Net Asset Value, Beginning of Period  ....................     $   9.84       $  10.06       $  10.00
                                                             ------------   ------------    ------------
Income from Investment Operations
---------------------------------
   Net Investment Income .................................         0.60           0.44           0.31
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  ........................................         0.16          (0.18)          0.03
                                                             ------------   ------------    ------------
   Total from Investment Operations ......................         0.76           0.26           0.34
                                                             ------------   ------------    ------------
Less Distributions
------------------
   Net Investment Income .................................        (0.60)         (0.43)         (0.28)
   Net Realized Gains ....................................           --          (0.05)            --
                                                             ------------   ------------    ------------
   Total Distributions ...................................        (0.60)         (0.48)         (0.28)
                                                             ------------   ------------    ------------
Net Asset Value, End of Period  ..........................     $  10.00       $   9.84       $  10.06
                                                             ============   ============    ============
Total Return  ............................................         7.91%          2.61%          3.39%#
Net Assets, End of Period (thousands)  ...................     $705,554       $592,286       $608,428
Ratio of Expenses to Average Net Assets  .................         0.10%          0.10%          0.10%*
Ratio of Net Investment Income to Average Net Assets  ....         6.04%          4.41%          3.80%*
Portfolio Turnover Rate  .................................        81.31%        140.82%        111.67%*


------------
(Adjusted to reflect a 900% stock dividend as of January 2, 1996)

*Annualized

#Non-Annualized

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1995, The Trust consisted of seven investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The DFA One-Year Fixed Income Series, The DFA International Value Series and The Emerging Markets Series. These financial statements relate solely to The DFA One-Year Fixed Income Series (the "Series").

   In February 1993, The DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc. (the "Fund") transferred its investable assets for shares with equal values of a corresponding Series of the Trust (the "Exchange").

   The DFA One-Year Fixed Income Portfolio II invests solely in the Series. The Series also issues its shares to other investors.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements.

   1. Security Valuation: Securities held by the Series are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   2. Federal Income Taxes: It is the Series intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

   3. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All repurchase agreements were entered into on November 30, 1995.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attribute to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the period ended November 30, 1995, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.05 of 1%.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

                       THE DFA INVESTMENT TRUST COMPANY

                        NOTES TO FINANCIAL STATEMENTS

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended November 30, 1995, the Series made the following purchases and sales of investment securities (amounts in thousands):

                                                             Other
                                        U.S. Government    Investment
                                           Securities      Securities
                                        ---------------   ------------
       Purchases  ...................   $ 54,398            $198,209
       Sales  .......................    113,581             339,193


E. INVESTMENT TRANSACTIONS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

       Gross Unrealized Appreciation .......................     $ 424
       Gross Unrealized Depreciation .......................      (129)
                                                               -------
       Net  ................................................     $ 295
                                                               =======


   At November 30, 1995, the Series had a capital loss carryover for federal income tax purposes of approximately $2,731,000 which expires on November 30, 2002.

F. COMPONENTS OF NET ASSETS:

   At November 30, 1995, net assets consisted of (amounts in thousands):

       Paid-In Capital  ................................       $704,756
       Undistributed Net Investment Income  ............          3,242
       Accumulated Net Realized Loss  ..................         (2,739)
       Unrealized Appreciation of Investment Securities             295
                                                            ----------
                                                              $705,554
                                                            ==========

G. SUBSEQUENT EVENT:

   On December 20, 1995, the Board of Trustees of The DFA Investment Trust Company (the "Board") approved a 900% stock dividend under Delaware Trust Law which is treated as a 10 for 1 stock split for financial reporting purposes, for The DFA One-Year Fixed Income Series. The record date of the stock dividend is January 1, 1996, and the ex-date and payable dates are January 2, 1996. This is a tax-free event to the shareholders of this series. All share and per share data as of and for the period ended November 30, 1995 and all prior periods have been restated to reflect the stock dividend.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The DFA Investment Trust Company:


We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The DFA One-Year Fixed Income Series as of November 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The DFA One-Year Fixed Income Series, as of November 30, 1995, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996